Convertible Loan Payable - Schedule of Fair Value of the Conversion Feature Assumptions (Details)	12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares
Change in derivative liability	$ (18,843,947)	$ 1,892,488
Convertible Debt Principal Amount [Member]
Share price | $ / shares	$ 0.73	$ 0.05
Fair value	$ 0	$ 0
Change in derivative liability	$ 0
Convertible Debt Principal Amount [Member] | Expected Life [Member]
Fair value measurement input, conversion features term	31 days	365 days
Convertible Debt Principal Amount [Member] | Volatility [Member]
Fair value measurement input, conversion features	100	100
Convertible Debt Principal Amount [Member] | Risk Free Interest Rate [Member]
Fair value measurement input, conversion features	1.52	1.75
Convertible Debt Principal Amount [Member] | Dividend Yield [Member]
Fair value measurement input, conversion features	0	0
Convertible Debt Additional Amount [Member]
Share price | $ / shares	$ 0.73	$ 0.05
Fair value	$ 0	$ 0
Change in derivative liability	$ 0
Convertible Debt Additional Amount [Member] | Expected Life [Member]
Fair value measurement input, conversion features term	31 days	365 days
Convertible Debt Additional Amount [Member] | Volatility [Member]
Fair value measurement input, conversion features	100	100
Convertible Debt Additional Amount [Member] | Risk Free Interest Rate [Member]
Fair value measurement input, conversion features	123	1.75
Convertible Debt Additional Amount [Member] | Dividend Yield [Member]
Fair value measurement input, conversion features	0	0
Warrant Principal Amount [Member]
Share price | $ / shares		$ 0.05
Change in derivative liability	$ 0
Warrant liabilities, fair value	$ 0	$ 0
Warrant Principal Amount [Member] | Expected Life [Member]
Warrant liabilities, fair value measurement input, conversion features term		349 days
Warrant term description	Expired
Warrant Principal Amount [Member] | Volatility [Member]
Warrant liabilities, fair value measurement input, conversion features		100
Warrant Principal Amount [Member] | Risk Free Interest Rate [Member]
Warrant liabilities, fair value measurement input, conversion features		1.95
Warrant Principal Amount [Member] | Dividend Yield [Member]
Warrant liabilities, fair value measurement input, conversion features		0
Warrant Additional Amount [Member]
Share price | $ / shares	$ 0.73	$ 0.05
Change in derivative liability	$ 0
Warrant liabilities, fair value	$ 0	$ 0
Warrant Additional Amount [Member] | Expected Life [Member]
Warrant liabilities, fair value measurement input, conversion features term	40 days	405 days
Warrant Additional Amount [Member] | Volatility [Member]
Warrant liabilities, fair value measurement input, conversion features	100	100
Warrant Additional Amount [Member] | Risk Free Interest Rate [Member]
Warrant liabilities, fair value measurement input, conversion features	1.49	1.84
Warrant Additional Amount [Member] | Dividend Yield [Member]
Warrant liabilities, fair value measurement input, conversion features	0	0